Subsidiary (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 13, 2017	Aug. 08, 2018	Dec. 31, 2018	Jun. 30, 2018	Oct. 31, 2017	Jan. 11, 2017
Disclosure of detailed information about business combination [line items]
Cash proceeds	$ 2,000
Percentage of ordinary shares acquired				4.10%	27.00%
Ordinary shares issued	564,625			140,845
Cash consideration paid	$ 167	$ 160
Fair value of ordinary shares issued price per share						$ 3.19
Tyr Novo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash proceeds	$ 2,000
Percentage of ordinary shares acquired	65.00%
Ordinary shares issued	9,570				658,484
Loans	$ 101
Goldman Hirsh Partners Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash proceeds			$ 76
Ordinary shares issued	564,625
Cash consideration paid			$ 91